OFFSETTING (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Derivative instruments
Gross amounts of recognised financial assets	[1]	€ 3,985	€ 4,547
Positive market values from derivative financial instruments	[1]	(304)	(65)
Negative market values from derivative financial instruments	[1]	0	0
Net amounts of financial assets presented in the balance sheet	[1]	3,681	4,482
Financial instruments	[1]	(1,881)	(2,380)
Cash collateral received	[1]	(686)	(629)
Net amount	[1]	1,114	1,473
Securities purchased under agreements to resell
Gross amounts of recognised financial assets		6	3
Positive market values from derivative financial instruments		0	0
Negative market values from derivative financial instruments		0	0
Net amounts of financial assets presented in the balance sheet		6	3
Financial instruments		(6)	(3)
Cash collateral received		0	0
Net amount		0	0
Deposits in margin accounts
Gross amounts of recognised financial assets	[2]	1,195	1,414
Positive market values from derivative financial instruments	[2]	0	0
Negative market values from derivative financial instruments	[2]	(321)	(120)
Net amounts of financial assets presented in the balance sheet	[2]	874	1,294
Financial instruments	[2]	0	0
Cash collateral received	[2]	0	0
Net amount	[2]	874	1,294
Loans
Gross amounts of recognized financial assets		4,367
Positive maket values from derivative financial instruments		0
Negative market values from derivative financial instruments		0
Net amounts of financial assets presented in the balance sheet		4,367
Financial instruments		(4,367)
Cash collateral received		0
Net amount		0
Accrued Interest Receivable
Gross amounts of recognized financial assets		46
Positive maket values from derivative financial instruments		0
Negative market values from derivative financial instruments		0
Net amounts of other financial assets presented in the balance sheet		46
Financial instruments		(46)
Cash collateral received		0
Net amount		0
Total
Gross amounts of recognised financial assets		9,599	5,964
Positive market values from derivative financial instruments		(304)	(65)
Negative market values from derivative financial instruments		(321)	(120)
Net amounts of financial assets presented in the balance sheet		8,974	5,779
Financial instruments		(6,300)	(2,383)
Cash collateral received		(686)	(629)
Net amount		1,988	2,767
Derivative instruments
Gross amounts of recognised financial liabilities	[3]	4,418	5,354
Negative market values from derivative financial instruments	[3]	(304)	(65)
Deposits in margin accounts	[3]	(321)	(120)
Net amounts of financial liabilities presented in the balance sheet	[3]	3,793	5,169
Financial instruments	[3]	(1,010)	(1,354)
Cash collateral pledged	[3]	(460)	(865)
Net amount	[3]	2,323	2,950
Securities sold under agreements to repurchase
Gross amounts of recognised financial liabilities		3,417	4,740
Negative market values from derivative financial instruments		0	0
Deposits in margin accounts		0	0
Net amounts of financial liabilities presented in the balance sheet		3,417	4,740
Financial instruments		(3,417)	(4,740)
Cash collateral pledged		0	0
Net amount		0	0
Total
Gross amounts of recognised financial liabilities		7,835	10,094
Negative market values from derivative financial instruments		(304)	(65)
Deposits in margin accounts		(321)	(120)
Net amounts of financial liabilities presented in the balance sheet		7,210	9,909
Financial instruments		(4,427)	(6,094)
Cash collateral pledged		(460)	(865)
Net amount		€ 2,323	€ 2,950

[1]	Included in Derivative assets in the Group's balance sheet at December 31, 2016 and 2017.
[2]	Included in Interest bearing deposits with banks in the Group's balance sheet at December 31, 2016 and 2017.
[3]	Included in Derivative liabilities in the Group's balance sheet at December 31, 2016 and 2017.